Risk Management (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Derivative [Line Items]
Notional amount of foreign currency derivatives	$ 837	$ 523
Maximum term of derivative instruments that hedge forecasted transactions	7 months
Weighted average duration of derivative instruments that hedge forecasted transactions	3 months
Fair value of derivative liabilities	5	7
Interest rate contracts | Other Liabilities
Derivative [Line Items]
Weighted average fixed rate payment on the Interest Agreement		4.44%
Not Designated As Hedging Instruments
Derivative [Line Items]
Fair value of derivative liabilities	4	7
Not Designated As Hedging Instruments | Interest rate contracts | Other Liabilities
Derivative [Line Items]
Fair value of derivative liabilities	3	4
Credit Concentration Risk [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives	$ 4